Structured entities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities
The following table presents the assets and liabilities recorded on our Consolidated Balance Sheets and our maximum exposure to loss related to our interests in unconsolidated structured entities. It also presents the size of each class of unconsolidated structured entity, as measured by the total assets of the entities in which we have an interest.

	As at October 31, 2019

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$75	$–	$1,865	$–	$503	$2,443
Loans	–	2,718	–	6,392	1,517	10,627
Derivatives	97	–	–	–	83	180
Other assets	–	60	–	–	244	304
	$172	$2,778	$1,865	$6,392	$2,347	$13,554
On-balance sheet liabilities
Derivatives	$20	$–	$–	$–	$–	$20
Other liabilities	30	–	–	–	–	30
	$50	$–	$–	$–	$–	$50
Maximum exposure to loss (2)	$38,032	$6,446	$2,123	$10,756	$2,667	$60,024
Total assets of unconsolidated structured entities	$37,192	$17,571	$412,046	$84,282	$293,423	$844,514
	As at October 31, 2018

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$65	$–	$2,721	$–	$906	$3,692
Loans	–	2,301	–	6,292	1,647	10,240
Derivatives	–	–	–	–	52	52
Other assets	–	176	–	–	288	464
	$65	$2,477	$2,721	$6,292	$2,893	$14,448
On-balance sheet liabilities
Derivatives	$84	$–	$–	$–	$–	$84
Other liabilities	–	–	–	–	–	–
	$84	$–	$–	$–	$–	$84
Maximum exposure to loss (2)	$38,342	$5,477	$2,981	$10,215	$3,556	$60,571
Total assets of unconsolidated structured entities	$37,590	$15,776	$523,176	$67,446	$454,567	$1,098,555

(1)	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $23.6 billion as at October 31, 2019 (October 31, 2018 – $24.7 billion).
(2)	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance
sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 25.